Organization and Business (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Business [Abstract]
Schedule of Principal Subsidiaries of the Company

The principal subsidiaries through which the Company conducted its business operations as of December 31, 2025 are described below:

Name of Entity	Background	Ownership	Principle activities
Sky Kingwin Ltd	British Virgin Islands (“BVI”) Company	KingWin (100% Hold)	Holding company

SKY KINGWIN (HK) LIMITED	Hong Kong (“HK”) Limited Company	KingWin BVI (100% Hold)	Holding company

Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd.	The People’s Republic of China (“PRC”) Company	KingWin HK (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services
Guangdong Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Jiangsu Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Chongqing Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (formerly known as “Shenzhen Tomorrow Innovation Core Technology Co., Ltd.”)	The People’s Republic of China (“PRC”) Company	KingWin HK (100% Hold) Incorporated on Aug 19, 2024	Holding company

Guji Technology (Shenzhen) Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Tiancheng Chuangxin Technology Co., Ltd. (100% Hold) Acquired on Aug 29, 2024	Sales of devices to support AI data collection and analysis

Top Kingwin Hi Tech lnc.	The United States of America (US) Company	Sky Kingwin Ltd (100% Hold) Incorporated on March 6, 2025	Sales of AI-related software and hardware

Top Kingwin Technology Inc.	The United States of America (US) Company	Top KingWin Ltd. (100% Hold) Incorporated on February 23, 2025	Research, development and manufacturing of AI-related software and hardware